Derivative financial liabilities - Additional Information (Details)	Jun. 15, 2024 GBP (£)	Jun. 15, 2024 USD ($)	Dec. 16, 2021 GBP (£) shares	Dec. 16, 2021 USD ($) shares	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 16, 2021 USD ($) shares
Financial liabilities
Restricted cash | £					£ 1,700,000		£ 1,700,000
Convertible senior secured notes
Financial liabilities
Interest rate					9.00%	9.00%
Increase in outstanding amount of debt through accumulating interest	£ (8,483,000)	$ (10,730,000)
Mandatory cash balance under loan covenants | $						$ 10,000,000
Cash retained for satisfaction of covenants | £					£ 7,910,000
Convertible senior secured notes | Mudrick Capital Management
Financial liabilities
Principal amount			£ 151,000,000					$ 200,000,000
Convertible shares | shares			18,181,820	18,181,820
Conversion rate | shares			90.9091					90.9091
Convertible senior secured notes principal amount, per instrument			£ 824					$ 1,000
Proceeds from convertible loan notes			£ 145,000,000	$ 192,000,000